UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.29%)
CONSUMER DISCRETIONARY – (8.31%)
Automobiles & Components – (0.98%)
3,439,500	Harley-Davidson, Inc.	$79,108,500

Consumer Durables & Apparel – (0.38%)
456,000	Garmin Ltd.	17,209,440
328,596	Hunter Douglas NV (Netherlands)	13,233,009

		30,442,449

Consumer Services – (0.60%)
2,657,000	H&R Block, Inc.	48,835,660

Media – (3.73%)
4,012,000	Comcast Corp., Special Class A	64,432,720
1,789,000	Grupo Televisa S.A., ADR (Mexico)	33,257,510
1,385,800	Liberty Media Corp. - Entertainment, Series A *	43,070,664
8,511,500	News Corp., Class A	101,797,540
2,199,000	Walt Disney Co.	60,384,540

		302,942,974

Retailing – (2.62%)
419,500	Amazon.com, Inc. *	39,093,205
2,630,000	Bed Bath & Beyond Inc. *	98,677,600
2,675,000	CarMax, Inc. *	55,907,500
1,732,250	Liberty Media Corp. - Interactive, Series A *	18,985,460

		212,663,765

	Total Consumer Discretionary	673,993,348

CONSUMER STAPLES – (12.33%)
Food & Staples Retailing – (6.56%)
6,016,900	Costco Wholesale Corp.	339,593,836
5,397,945	CVS Caremark Corp.	192,922,555

		532,516,391

Food, Beverage & Tobacco – (4.24%)
799,500	Coca-Cola Co.	42,933,150
7,384,508	Diageo PLC (United Kingdom)	113,294,983
2,318,150	Heineken Holding NV (Netherlands)	94,559,314
517,300	Hershey Co.	20,102,278
1,494,167	Philip Morris International Inc.	72,825,700

		343,715,425

Household & Personal Products – (1.53%)
515,100	Natura Cosmeticos S.A. (Brazil)	9,289,594
1,987,000	Procter & Gamble Co.	115,087,040

		124,376,634

	Total Consumer Staples	1,000,608,450

ENERGY – (15.51%)
2,767,700	Canadian Natural Resources Ltd. (Canada)	185,961,763
41,208,200	China Coal Energy Co. - H (China)	54,022,272
1,006,230	ConocoPhillips	45,441,347
3,632,642	Devon Energy Corp.	244,585,786
3,006,200	EOG Resources, Inc.	251,047,762
4,761,100	Occidental Petroleum Corp.	373,270,240
43,600	OGX Petroleo e Gas Participacoes S.A. (Brazil)	33,347,010
831,124	Transocean Ltd. *	71,086,036

	Total Energy	1,258,762,216

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (29.64%)
Banks – (4.24%)
	Commercial Banks – (4.24%)
12,210,579	Wells Fargo & Co.	$344,094,116

Diversified Financials – (12.95%)
	Capital Markets – (5.85%)
1,662,707	Ameriprise Financial, Inc.	60,406,145
4,888,100	Bank of New York Mellon Corp.	141,706,019
1,779,350	Brookfield Asset Management Inc., Class A (Canada)	40,409,039
289,000	Goldman Sachs Group, Inc.	53,277,150
3,591,210	Julius Baer Holding AG (Switzerland)	179,335,248

		475,133,601

	Consumer Finance – (3.41%)
8,160,800	American Express Co.	276,651,120

	Diversified Financial Services – (3.69%)
5,319,740	JPMorgan Chase & Co.	233,111,007
2,265,600	Moody's Corp.	46,354,176
289,500	Visa Inc., Class A	20,007,345

		299,472,528

		1,051,257,249

Insurance – (11.82%)
	Life & Health Insurance – (0.38%)
658,000	Principal Financial Group, Inc.	18,022,620
400,000	Sun Life Financial Inc. (Canada)	12,496,000

		30,518,620

	Multi-line Insurance – (3.47%)
212,683	American International Group, Inc. *	9,381,447
82,850	Fairfax Financial Holdings Ltd. (Canada)	30,714,981
1,531,000	Hartford Financial Services Group, Inc.	40,571,500
5,874,000	Loews Corp.	201,184,500

		281,852,428

	Property & Casualty Insurance – (7.00%)
3,770	Berkshire Hathaway Inc., Class A *	380,770,000
3,730	Berkshire Hathaway Inc., Class B *	12,394,790
21,700	Markel Corp. *	7,157,094
553,300	NIPPONKOA Insurance Co., Ltd. (Japan)	3,464,096
9,900,800	Progressive Corp. (Ohio) *	164,155,264

		567,941,244

	Reinsurance – (0.97%)
1,578,687	Transatlantic Holdings, Inc.	79,202,727

		959,515,019

Real Estate – (0.63%)
10,172,000	Hang Lung Group Ltd. (Hong Kong)	50,794,046

	Total Financials	2,405,660,430

HEALTH CARE – (9.06%)
Health Care Equipment & Services – (3.82%)
974,400	Becton, Dickinson and Co.	67,964,400
1,610,000	Cardinal Health, Inc.	43,148,000
805,000	CareFusion Corp. *	17,549,000
1,230,000	Express Scripts, Inc. *	95,386,500
400,000	Laboratory Corp. of America Holdings *	26,280,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
2,378,500	UnitedHealth Group Inc.	$59,557,640

		309,885,540

Pharmaceuticals, Biotechnology & Life Sciences – (5.24%)
2,323,100	Johnson & Johnson	141,453,559
2,264,000	Merck & Co., Inc.	71,610,320
4,031,200	Pfizer Inc.	66,716,360
5,168,500	Schering-Plough Corp.	146,010,125

		425,790,364

	Total Health Care	735,675,904

INDUSTRIALS – (7.01%)
Capital Goods – (1.52%)
1,818,000	ABB Ltd., ADR (Switzerland)	36,432,720
660,000	PACCAR Inc.	24,862,200
1,792,283	Tyco International Ltd.	61,797,918

		123,092,838

Commercial & Professional Services – (2.91%)
1,241,000	D&B Corp.	93,472,120
5,363,250	Iron Mountain Inc. *	142,984,245

		236,456,365

Transportation – (2.58%)
23,895,341	China Merchants Holdings International Co., Ltd. (China)	79,547,848
17,840,000	China Shipping Development Co. Ltd. - H (China)	22,420,707
14,030,743	Cosco Pacific Ltd. (China)	20,131,723
502,910	Kuehne & Nagel International AG, Registered (Switzerland)	43,700,710
382,000	LLX Logistica S.A. (Brazil)*	1,397,245
740,500	United Parcel Service, Inc., Class B	41,816,035

		209,014,268

	Total Industrials	568,563,471

INFORMATION TECHNOLOGY – (8.20%)
Semiconductors & Semiconductor Equipment – (1.89%)
6,478,300	Texas Instruments Inc.	153,470,927

Software & Services – (3.64%)
3,401,000	Activision Blizzard, Inc. *	42,138,390
227,300	Google Inc., Class A *	112,704,432
5,443,000	Microsoft Corp.	140,483,830

		295,326,652

Technology Hardware & Equipment – (2.67%)
3,474,300	Agilent Technologies, Inc. *	96,689,769
2,533,000	Hewlett-Packard Co.	119,582,930

		216,272,699

	Total Information Technology	665,070,278

MATERIALS – (6.00%)
1,339,500	BHP Billiton PLC (United Kingdom)	36,563,559
930,600	Martin Marietta Materials, Inc.	85,680,342
517,800	Monsanto Co.	40,077,720
186,400	Potash Corp. of Saskatchewan Inc. (Canada)	16,839,376
728,187	Rio Tinto PLC (United Kingdom)	31,054,748
7,883,400	Sealed Air Corp.	154,751,142
4,561,630	Sino-Forest Corp. (Canada)*	72,047,040

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
924,100	Vulcan Materials Co.	$49,966,087

	Total Materials	486,980,014

UTILITIES – (0.23%)
1,241,800	AES Corp. *	18,403,476

	Total Utilities	18,403,476

	TOTAL COMMON STOCK – (Identified cost $5,798,901,267)	7,813,717,587

CONVERTIBLE BONDS – (0.56%)
MATERIALS – (0.21%)
$15,365,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	16,603,803

	Total Materials	16,603,803

TELECOMMUNICATION SERVICES – (0.35%)
19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	19,056,000
8,000,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (a)	9,490,000

	Total Telecommunication Services	28,546,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $42,565,000)	45,149,803

CORPORATE BONDS – (1.04%)
CONSUMER DISCRETIONARY – (0.71%)
Automobiles & Components – (0.71%)
47,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (a)	57,293,047

	Total Consumer Discretionary	57,293,047

MATERIALS – (0.33%)
25,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (a)	27,140,425

	Total Materials	27,140,425

	TOTAL CORPORATE BONDS – (Identified cost $72,000,000)	84,433,472

SHORT TERM INVESTMENTS – (1.83%)
COMMERCIAL PAPER – (1.83%)
50,000,000	Galleon Capital LLC, 0.12%, 10/01/09	50,000,000
98,731,000	Societe Generale North America, Inc., 0.04%, 10/01/09	98,731,000

	Total commercial paper	148,731,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $148,731,000)	148,731,000

	Total Investments – (99.72%) – (Identified cost $6,062,197,267) – (b)	8,092,031,862
	Other Assets Less Liabilities – (0.28%)	23,040,769

	Net Assets – (100.00%)	$8,115,072,631

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $110,527,275, or 1.36% of the Fund’s net assets as of September 30, 2009.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2009 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $6,064,559,302. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,533,832,677
	Unrealized depreciation	(506,360,117)
	Net unrealized appreciation	$2,027,472,560

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC.	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.29%)
CONSUMER DISCRETIONARY – (19.15%)
Automobiles & Components – (0.08%)
2,680	Johnson Controls, Inc.	$68,501

Consumer Durables & Apparel – (4.64%)
52,400	Garmin Ltd.	1,977,576
45,122	Hunter Douglas NV (Netherlands)	1,817,124

		3,794,700

Consumer Services – (2.49%)
23,240	H&R Block, Inc.	427,151
47,800	Yum! Brands, Inc.	1,613,728

		2,040,879

Media – (11.33%)
71,200	Comcast Corp., Special Class A	1,143,472
81,300	Grupo Televisa S.A., ADR (Mexico)	1,511,367
52,500	Lagardere S.C.A. (France)	2,445,366
21,800	Liberty Media Corp. - Entertainment, Series A *	677,544
65,280	News Corp., Class A	780,749
98,900	Walt Disney Co.	2,715,794

		9,274,292

Retailing – (0.61%)
5,670	CarMax, Inc. *	118,503
34,490	Liberty Media Corp. - Interactive, Series A *	378,010

		496,513

	Total Consumer Discretionary	15,674,885

CONSUMER STAPLES – (1.66%)
Food & Staples Retailing – (0.04%)
630	Costco Wholesale Corp.	35,557

Food, Beverage & Tobacco – (1.62%)
27,565	Heineken Holding NV (Netherlands)	1,124,400
9,900	Swedish Match AB (Sweden)	198,814

		1,323,214

	Total Consumer Staples	1,358,771

ENERGY – (5.97%)
9,600	Devon Energy Corp.	646,368
15,500	Occidental Petroleum Corp.	1,215,200
27,600	Tenaris S.A., ADR (Argentina)	983,112
23,871	Transocean Ltd. *	2,041,687

	Total Energy	4,886,367

FINANCIALS – (16.53%)
Banks – (1.06%)
	Commercial Banks – (1.06%)
30,900	Wells Fargo & Co.	870,762

Diversified Financials – (8.65%)
	Capital Markets – (3.62%)
52,790	Bank of New York Mellon Corp.	1,530,382
53,800	Charles Schwab Corp.	1,028,656
25,552	E*TRADE Financial Corp. *	44,205
7,170	Julius Baer Holding AG (Switzerland)	358,050

		2,961,293

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (5.03%)
295	CME Group Inc.	$90,760
95,000	Oaktree Capital Group LLC, Class A (a)	2,897,500
13,053	Pargesa Holdings S.A., Bearer Shares (Switzerland)	1,127,322

		4,115,582

		7,076,875

Insurance – (6.82%)
	Insurance Brokers – (0.12%)
5,018	Brown & Brown, Inc.	96,145

	Life & Health Insurance – (0.72%)
21,530	Power Corp. of Canada (Canada)	588,800

	Property & Casualty Insurance – (4.49%)
260	Berkshire Hathaway Inc., Class B *	863,980
8,445	Markel Corp. *	2,785,330
3,925	MBIA Inc. *	30,458

		3,679,768

	Reinsurance – (1.49%)
280	Everest Re Group, Ltd.	24,556
5,530	RenaissanceRe Holdings Ltd.	302,823
17,768	Transatlantic Holdings, Inc.	891,420

		1,218,799

		5,583,512

	Total Financials	13,531,149

HEALTH CARE – (18.03%)
Health Care Equipment & Services – (6.96%)
31,605	Becton, Dickinson and Co.	2,204,449
4,170	Cardinal Health, Inc.	111,756
5,285	CareFusion Corp. *	115,213
27,100	IDEXX Laboratories, Inc. *	1,352,019
24,800	Laboratory Corp. of America Holdings *	1,629,360
11,470	UnitedHealth Group Inc.	287,209

		5,700,006

Pharmaceuticals, Biotechnology & Life Sciences – (11.07%)
56,300	Johnson & Johnson	3,428,107
19,000	Merck & Co., Inc.	600,970
39,600	Pfizer Inc.	655,380
154,800	Schering-Plough Corp.	4,373,100

		9,057,557

	Total Health Care	14,757,563

INDUSTRIALS – (8.82%)
Capital Goods – (5.64%)
32,450	ABB Ltd., ADR (Switzerland)	650,298
175,752	Blount International, Inc. *	1,664,371
45,100	Shaw Group Inc. *	1,447,259
9,250	Siemens AG, Registered (Germany)	856,557

		4,618,485

Commercial & Professional Services – (1.77%)
260	D&B Corp.	19,583

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	September 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (Continued)
53,536	Iron Mountain Inc. *	$1,427,270

		1,446,853

Transportation – (1.41%)
118,300	Clark Holdings, Inc. *	68,614
12,460	Kuehne & Nagel International AG, Registered (Switzerland)	1,082,720

		1,151,334

	Total Industrials	7,216,672

INFORMATION TECHNOLOGY – (19.48%)
Semiconductors & Semiconductor Equipment – (3.02%)
104,400	Texas Instruments Inc.	2,473,236

Software & Services – (10.72%)
98,900	Activision Blizzard, Inc. *	1,225,371
7,924	Google Inc., Class A *	3,929,036
99,650	Microsoft Corp.	2,571,967
21,500	SAP AG, ADR (Germany)	1,050,705

		8,777,079

Technology Hardware & Equipment – (5.74%)
76,300	Agilent Technologies, Inc. *	2,123,429
30,042	Cisco Systems, Inc. *	706,287
22,470	Harris Corp.	844,872
14,000	Hewlett-Packard Co.	660,940
3,000	International Business Machines Corp.	358,830

		4,694,358

	Total Information Technology	15,944,673

MATERIALS – (5.16%)
8,200	Monsanto Co.	634,680
36,680	Sigma-Aldrich Corp.	1,978,886
101,900	Sino-Forest Corp. (Canada)*	1,609,423

	Total Materials	4,222,989

TELECOMMUNICATION SERVICES – (0.33%)
7,518	American Tower Corp., Class A *	273,655

	Total Telecommunication Services	273,655

UTILITIES – (0.16%)
2,700	Exelon Corp.	133,974

	Total Utilities	133,974

	TOTAL COMMON STOCK – (Identified cost $71,852,300)	78,000,698

CONVERTIBLE BONDS – (1.33%)
TELECOMMUNICATION SERVICES – (1.33%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,091,750

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,100,000)	1,091,750

SHORT TERM INVESTMENTS – (3.18%)
1,031,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 10/01/09, dated 09/30/09, repurchase value of $1,031,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $1,051,620)	1,031,000

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	September 30, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (CONTINUED)
$1,569,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.10%, 10/01/09, dated 09/30/09, repurchase value of $1,569,004
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $1,600,380)	$1,569,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $2,600,000)	2,600,000

	Total Investments – (99.80%) – (Identified cost $75,552,300) – (b)	81,692,448
	Other Assets Less Liabilities – (0.20%)	163,269

	Net Assets – (100.00%)	$81,855,717

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $2,897,500, or 3.54% of the Fund’s net assets as of September 30, 2009.

(b)	Aggregate cost for federal income tax purposes is $76,234,795. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$12,616,895
	Unrealized depreciation	(7,159,242)
	Net unrealized appreciation	$5,457,653

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	September 30, 2009 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

Principal	Security	Value
FANNIE MAE – (5.39%)
$200,000	0.63%, 11/16/09 (a)	$199,839
250,000	3.875%, 12/10/09	251,565
130,000	7.25%, 01/15/10	132,452
200,000	0.47%, 02/22/10 (a)	199,624
75,000	4.23%, 02/22/10	76,121
350,000	5.00%, 04/28/10	359,408
300,000	3.40%, 06/10/10	305,425

	TOTAL FANNIE MAE – (Identified cost $1,524,434)	1,524,434

FEDERAL FARM CREDIT BANK – (11.97%)
150,000	5.00%, 10/23/09	150,418
105,000	6.20%, 11/30/09	105,983
200,000	4.75%, 12/07/09	201,603
500,000	3.00%, 12/30/09	503,163
105,000	5.30%, 01/04/10	106,295
500,000	0.14625%, 03/29/10 (b)	499,827
308,000	4.75%, 05/07/10	315,632
200,000	0.16625%, 06/22/10 (b)	199,926
1,000,000	0.13625%, 06/24/10 (b)	1,000,000
300,000	0.22625%, 09/03/10 (b)	300,000

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $3,382,847)	3,382,847

FEDERAL HOME LOAN BANK – (39.06%)
1,000,000	0.435%, 10/13/09 (b)	1,000,089
700,000	4.10%, 10/28/09	701,963
400,000	0.31%, 11/06/09 (a)	399,876
625,000	4.25%, 11/13/09	627,757
475,000	4.25%, 11/20/09	477,286
100,000	4.10%, 11/30/09	100,586
500,000	5.00%, 12/11/09	504,338
500,000	3.75%, 01/08/10	504,531
3,000,000	0.67%, 01/27/10 (b)	3,001,625
2,000,000	0.66%, 02/02/10 (b)	2,000,000
400,000	0.44%, 02/03/10 (a)	399,389
220,000	5.25%, 02/09/10	223,773
230,000	3.875%, 02/12/10	232,858
350,000	4.875%, 03/12/10	356,990
75,000	0.875%, 04/15/10	75,129
25,000	0.80%, 04/23/10	25,031
100,000	4.65%, 05/26/10	102,766
100,000	5.00%, 05/26/10	102,652
200,000	0.388%, 07/09/10 (b)	200,224

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $11,036,863)	11,036,863

FREDDIE MAC – (19.82%)
281,000	4.20%, 10/28/09	281,714
780,000	0.39%, 11/02/09 (a)	779,730
2,328,000	4.75%, 11/03/09	2,337,110
100,000	4.125%, 11/18/09	100,478
500,000	0.28%, 12/07/09 (a)	499,739

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	September 30, 2009 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

Principal	Security	Value
FREDDIE MAC – (CONTINUED)
$405,000	4.00%, 12/15/09	$408,009
1,175,000	4.875%, 02/09/10	1,193,614

	TOTAL FREDDIE MAC – (Identified cost $5,600,394)	5,600,394

MORTGAGES – (2.17%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (0.82%)
233,353	Fannie Mae, 0.74625%, 11/25/09 (b)	232,973

	Total Collateralized Mortgage Obligations	232,973

FANNIE MAE POOLS – (0.53%)
147,824	4.50%, 12/01/09, Pool No. 254582	148,371

	Total Fannie Mae Pools	148,371

FREDDIE MAC POOLS – (0.82%)
230,108	4.50%, 11/01/09, Pool No. M90955	230,619

	Total Freddie Mac Pools	230,619

	TOTAL MORTGAGES – (Identified cost $611,963)	611,963

OTHER AGENCIES – (2.96%)
436,000	Government Loan Trust (Israel), 0.4086%, 10/01/09 (a)	436,000
400,000	FICO Strip, 0.5827%, 12/06/09 (a)	399,582

	TOTAL OTHER AGENCIES – (Identified cost $835,582)	835,582

REPURCHASE AGREEMENTS – (18.18%)
2,038,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 10/01/09, dated 09/30/09, repurchase value of $2,038,003
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $2,078,760)	2,038,000
3,101,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.10%, 10/01/09, dated 09/30/09, repurchase value of $3,101,009
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $3,163,020)	3,101,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $5,139,000)	5,139,000

	Total Investments – (99.55%) – (Identified cost $28,131,083) – (c)	28,131,083
	Other Assets Less Liabilities – (0.45%)	128,173

	Net Assets – (100.00%)	$28,259,256

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.
(b)
The interest rates on floating rate securities, shown as of September 30, 2009, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $28,131,083.
Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2009 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 (“40 Act”), securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.  Various inputs are used to determine the fair value of the Funds investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2009 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Selected
	Selected	Selected	Daily
	American	Special	Government
	Shares	Shares	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$673,993,348	$15,674,885	$ −
Consumer staples	1,000,608,450	1,358,771	−
Energy	1,258,762,216	4,886,367	−
Financials	2,405,660,430	10,633,649	−
Health care	735,675,904	14,757,563	−
Industrials	568,563,471	7,216,672	−
Information technology	665,070,278	15,944,673	−
Materials	486,980,014	4,222,989	−
Telecommunication services	−	273,655	−
Utilities	18,403,476	133,974	−
Level 2 – Other Significant Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. government corporations and agencies	−	−	22,992,083
Convertible debt securities	45,149,803	1,091,750	−
Corporate debt securities	84,433,472	−	−
Equity Securities:
Financials	−	2,897,500	−
Short-term securities	148,731,000	2,600,000	5,139,000
Level 3 – Significant Unobservable Inputs	−	−	−
Total	$8,092,031,862	$81,692,448	$28,131,083

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to September 30, 2009 and through November 25, 2009, which required adjustments and/or additional disclosure.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 25, 2009

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 25, 2009